Description of Business	12 Months Ended
Dec. 31, 2012
Description Of Business [Abstract]
Description of Business

1. Description of Business

TRW Automotive Holdings Corp. (also referred to herein as the “Company”) is among the world's largest and most diversified suppliers of automotive systems, modules and components to global automotive original equipment manufacturers (“OEMs”) and related aftermarkets. The Company conducts substantially all of its operations through subsidiaries. These operations primarily encompass the design, manufacture and sale of active and passive safety related products and systems. Active safety related products and systems principally refer to vehicle dynamic controls (primarily braking and steering), and passive safety related products and systems principally refer to occupant restraints (primarily airbags and seat belts) and safety electronics (primarily electronic control units and crash and occupant weight sensors). The Company is primarily a “Tier 1” supplier (a supplier that sells to OEMs). In 2012, approximately 86% of the Company's end-customer sales were to major OEMs.